Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net loss for the period	$ (10,266)	$ (2,441)	$ (17,082)	$ (5,733)
Items not involving cash:
Stock-based compensation	515	449	2,743	510
Shares issued to Aspire Capital as commitment fees (note 6(a)(iii))	600		600
Depreciation and amortization	19	23	35	46
Interest income	(74)	(11)	(118)	(19)
Unrealized foreign exchange (loss) gain		(29)	28	(50)
Change in non-cash operating working capital (note 8)	(51)	(631)	439	(47)
Cash used in operating activities	(9,257)	(2,640)	(13,355)	(5,293)
Cash flows from financing activities:
Issuance of common shares under the 2018 ATM, net of issuance costs (note 6(a)(i))	5,246		5,246
Issuance of common shares under Share Purchase Agreement (note 6(a)(ii))	6,140		14,995
Issuance of common shares under the ATM, net of issuance costs (note 6(a)(iv))		4,528		8,204
Issuance of common shares upon exercise of stock options (note 7)	183		183
Cash provided by financing activities	11,569	4,528	20,424	8,204
Cash flows from (used in) investing activities:
Maturity (acquisition) of investments	250	(2,985)	250	(2,985)
Purchase of property and equipment	(100)		(124)
Interest received	74	11	118	19
Cash provided by (used in) investing activities	224	(2,974)	244	(2,966)
Effect of exchange rate fluctuations on cash and cash equivalents held		29		50
Increase (decrease) in cash and cash equivalents	2,536	(1,057)	7,313	(5)
Cash and cash equivalents, beginning of year	15,408	8,992	10,631	7,940
Cash and cash equivalents, end of year	$ 17,944	$ 7,935	$ 17,944	$ 7,935